S000023588 [Member] Investment Objectives and Goals - iShares Core 80/20 Aggressive Allocation ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iShares Core 80/20 Aggressive Allocation ETF Ticker: AOAStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Core 80/20 Aggressive Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent an aggressive target risk allocation strategy.